(9) DEFERRED TAX ASSETS AND LIABILITIES (Details Narrative) R$ in Thousands	Dec. 31, 2017 BRL (R$)
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Tax credits on tax loss carryforwards	R$ 952,402
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Tax credits on tax loss carryforwards	248,705
Sul Geradora Participacoes S.A. ("Sul Geradora") [Member]
Statement Line Items [Line Items]
Tax credits on tax loss carryforwards	72,645
CPFL Telecom S.A ("CPFL Telecom") [Member]
Statement Line Items [Line Items]
Tax credits on tax loss carryforwards	33,321
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Statement Line Items [Line Items]
Tax credits on tax loss carryforwards	R$ 2,486